Property, plant and equipment, net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment, net

	June 30, 2025	December 31, 2024
(Amounts in thousands)	(Unaudited)
Land, Buildings & Leasehold Improvements	$964	$865
Machinery	5,008	4,512
Equipment	1,817	1,747
	$7,789	$7,124
Less: accumulated depreciation	(3,244)	(102)
Less: impairment	-	(2,384)
Total	$4,545	$4,638

(Amounts in thousands)	December 31, 2024	December 31, 2023
Land, Buildings & Leasehold Improvements	$865	$12,565
Machinery	4,512	11,734
Equipment	1,747	2,591
Assets under construction	-	-
	$7,124	$26,890
Less: accumulated depreciation	(102)	(3,673)
Less: impairment	(2,384)	(2,384)
Total	$4,638	$20,833